Capital - Disclosure of Components of Capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,593	$ 3,808
Increase (decrease) in long-term debt		(215)
Exchangeable securities		750
Exchangeable securities			750
Increase (decrease) in exchangeable securities		0
Bank overdraft		0	1
Increase (decrease) in bank overdrafts		(1)
Equity		1,465	1,843	$ 1,664
Less: available cash and cash equivalents		(205)	(337)
Increase (decrease) in available cash and cash equivalents		132
Less: principal portion of restricted cash on TransAlta OCP bonds		(78)	(69)
Less: fair value asset of hedging instruments on long-term debt			(7)
Less: fair value liability of hedging instruments on long-term debt		4
Increase (decrease) in fair value asset of hedging instruments on long-term debt		11
Total capital		5,590	6,041
Increase (decrease) in total capital		(451)
Common shares
Disclosure of components of capital [Line Items]
Equity		3,169	3,179
Increase (decrease) in equity		(10)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		42	42	41
Increase (decrease) in equity		0
Deficit
Disclosure of components of capital [Line Items]
Equity		(2,730)	(2,458)	(2,567)
Increase (decrease) in equity		(272)
Accumulated other comprehensive (loss) income
Disclosure of components of capital [Line Items]
Equity	[1]	(24)	41	(164)
Increase (decrease) in equity		(65)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		66	97	$ 127
Increase (decrease) in equity		(31)
TransAlta OCP
Disclosure of components of capital [Line Items]
Less: principal portion of restricted cash on TransAlta OCP bonds		(17)	$ (17)
Increase (decrease) in principal portion of restricted cash on TransAlta OCP bonds		$ 0

[1]	(1)Refer to Note 30 for details on components of and changes in accumulated other comprehensive income (loss).